INVENTORIES	3 Months Ended
Mar. 31, 2022
INVENTORIES

3. INVENTORIES

	March 31	December 31
	2022	2021
	$	$
Ore stockpiles (1)	663	587
Concentrate inventory (1)	-	250
Materials and supplies	1,257	1,250
	1,920	2,087

(1)	Change in inventories recorded in cost of sales (Note 11.a) excludes currency translation adjustment of 19 (credit) for the three months ended March 31, 2022 (December 31, 2021 – debit of $43).

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(in thousands of U.S. dol lars, except share and per share data)